Russell Investment Funds Prospectus

RUSSELL INVESTMENT FUNDS

Supplement dated June 12, 2012 to

PROSPECTUS DATED MAY 1, 2012

PRINCIPAL RISKS: The following risk factors are deleted from under the sub-heading “Principal Risks of Investing in the Fund” in Risk/Return Summary section for each Fund in the Prospectus listed above: Market Volatility, Economic and Market Events Risk, Government Intervention in and Regulation of Financial Markets and Increased Government Debt.

MULTI-STYLE EQUITY FUND RISK/RETURN SUMMARY:

(i) PRINCIPAL INVESTMENT STRATEGIES CHANGE: The following replaces the discussion under the subheading “Principal Investment Strategies of the Fund” in the “Risk/Return Summary” section for the Multi-Style Equity Fund in the Prospectus listed above:

The Fund invests principally in common stocks of medium and large capitalization U.S. companies. The Fund may also invest in securities of non-U.S. issuers by purchasing American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in equity securities. The Fund employs a multi-style (growth, value and market-oriented) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by Russell Investment Management Company (“RIMCo”). The Fund usually, but not always, pursues a strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. Assets not allocated to money managers include the Fund’s liquidity reserves and assets which may be managed directly by RIMCo to modify the Fund’s portfolio characteristics as a means to manage the Fund’s risk factor exposures. Please refer to the “Investment Objective and Investment Strategies” section in the Fund’s Prospectus for further information.

(ii) PRINCIPAL RISKS: The following risk factor replaces the current “Active Management” risk factor under the sub-heading “Principal Risks of Investing in the Fund” in the “Risk/Return Summary” section for the Multi-Style Equity Fund in the Prospectus listed above:

•	Active Management. The securities selected for the portfolio may not perform as the Fund’s money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund’s portfolio risk and it is possible that its judgments regarding a Fund’s risk profile may prove incorrect which could lead to underperformance or which could result in ineffective adjustments to the Fund’s portfolio characteristics.

GLOBAL REAL ESTATE SECURITIES FUND RISK/RETURN SUMMARY:

(i) PERFORMANCE: The following sentence is added at the end of the second paragraph of the “Performance” section for the Global Real Estate Securities Fund in the Prospectus listed above:

The Russell Developed Index (Net) measures the performance of the investable securities in developed countries globally.

(ii) AVERAGE ANNUAL TOTAL RETURNS TABLE: The following replaces the “Average Annual Total Returns” table in the “Risk/Return Summary” section for the Global Real Estate Securities Fund in the Prospectus listed above:

Average annual total returns for the periods ended December 31, 2011	1 Year	5 Years	10 Years
Global Real Estate Securities Fund	(7.05)%	(4.73)%	8.75%
FTSE EPRA/NAREIT Developed Real Estate Index (net) (reflects no deduction for fees, expenses or taxes)	(6.46)%	(5.93)%	N/A
Global Real Estate Linked Benchmark (reflects no deduction for fees, expenses or taxes)	(6.46)%	(4.52)%	8.46%
Russell Developed Index (Net) (reflects no deduction for fees, expenses or taxes)	(6.16)%	(2.16)%	4.11%

LifePoints Funds, Variable Target Portfolio Series

RUSSELL INVESTMENT FUNDS

Supplement dated June 12, 2012 to

PROSPECTUS DATED MAY 1, 2012

PRINCIPAL RISKS: The following risk factors are deleted from under the sub-heading “Principal Risks of Investing in the Fund” in Risk/Return Summary section for each Fund in the Prospectus listed above: Market Volatility, Economic and Market Events Risk, Government Intervention in and Regulation of Financial Markets and Increased Government Debt.

NEW ASSET ALLOCATION CATEGORIES EFFECTIVE AUGUST 15, 2012: Effective August 15, 2012, each Fund will add new Underlying Funds to the Underlying Funds in which the Fund invests and change its target asset allocation to the existing Underlying Funds.

(i) ANNUAL FUND OPERATING EXPENSES: The following disclosure is added as the last paragraph of the footnote to the “Annual Fund Operating Expenses” table in the “Risk/Return Summary” section for each Fund in the Prospectus listed above:

As a result of the August 15, 2012 changes to the Fund’s target strategic asset allocation to the Underlying Funds in which the Fund will invest, the Fund’s Net Annual Fund Operating Expenses will increase. Updated Net Annual Fund Operating Expenses will be included in the Fund’s Prospectus when the changes to the target strategic asset reallocations are effective on August 15, 2012.

(ii) PRINCIPAL INVESTMENT STRATEGIES CHANGES: All references to “real asset” in each Fund’s “Principal Investment Strategies of the Fund” sub-section of the “Risk/Return Summary” section of the Prospectus listed above are replaced with “alternative.” In addition, the following replaces the fifth and sixth sentences of the relevant Fund’s “Principal Investment Strategies of the Fund” sub-section of the “Risk/Return Summary” section of the Prospectus listed above:

Conservative Strategy Fund: Effective August 15, 2012, the Fund’s allocation to the Underlying Funds in which it invests will be modified and RIMCo expects that the Fund’s approximate target allocation as of August 15, 2012 will be 9%-19% to equity Underlying Funds, 73%-83% to fixed income Underlying Funds and 3%-13% to alternative Underlying Funds. However, the actual target strategic allocations on August 15, 2012 may vary slightly. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. Alternative Underlying Funds seek low correlation to equity and/or fixed income investments.

Moderate Strategy Fund: Effective August 15, 2012, the Fund’s allocation to the Underlying Funds in which it invests will be modified and RIMCo expects that the Fund’s approximate target allocation as of August 15, 2012 will be 25%-35% to equity Underlying Funds, 53%-63% to fixed income Underlying Funds and 7%-17% to alternative Underlying Funds. However, the actual target strategic allocations on August 15, 2012 may vary slightly. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. Alternative Underlying Funds seek low correlation to equity and/or fixed income investments.

Balanced Strategy Fund: Effective August 15, 2012, the Fund’s allocation to the Underlying Funds in which it invests will be modified and RIMCo expects that the Fund’s approximate target allocation as of August 15, 2012 will be 44%-54% to equity Underlying Funds, 33%-43% to fixed income Underlying Funds and 8%-18% to alternative Underlying Funds. However, the actual target strategic allocations on August 15, 2012 may vary slightly. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. Alternative Underlying Funds seek low correlation to equity and/or fixed income investments.

Growth Strategy Fund: Effective August 15, 2012, the Fund’s allocation to the Underlying Funds in which it invests will be modified and RIMCo expects that the Fund’s approximate target allocation as of August 15, 2012 will be 58-68%% to equity Underlying Funds, 14%-24% to fixed income Underlying Funds and 13%-23% to alternative Underlying Funds. However, the actual target strategic allocations on August 15, 2012 may vary slightly. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. Alternative Underlying Funds seek low correlation to equity and/or fixed income investments.

Equity Growth Strategy Fund: Effective August 15, 2012, the Fund’s allocation to the Underlying Funds in which it invests will be modified and RIMCo expects that the Fund’s approximate target allocation as of August 15, 2012 will be 70%-80% to equity Underlying Funds, 0%-10% to fixed income Underlying Funds and 15%-25% to alternative Underlying Funds. However, the actual target strategic allocations on August 15, 2012 may vary slightly. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. Alternative Underlying Funds seek low correlation to equity and/or fixed income investments.

(iii) PRINCIPAL RISKS: The following information is added to the end of the discussion under the sub-heading “Principal Risks of Investing in the Fund” in the “Risk/Return Summary” section for each Fund in the Prospectus listed above:

Effective August 15, 2012, the following risk factor replaces the “Equity Securities” risk factor listed above:

•	Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price. In rising markets, defensive stocks are likely to underperform growth, value and dynamic stocks and the relative performance of stocks selected pursuant to a defensive style may fluctuate over time. Dynamic stocks have higher than average stock price volatility and may experience sharp declines in value.